PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Historical costs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 18,119	$ 19,534
Hydroelectric
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	8,478	9,758
Wind
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	3,980	4,225
Utility-scale solar
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	5,514	5,396
Other
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 147	$ 155